Change in business (Details Textuals) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2010 Year Day Subsidiary	Dec. 31, 2009	Dec. 01, 2009	Jun. 09, 2009	Dec. 31, 2010 Customer Relationships [Member] Year	Dec. 31, 2010 External Customers [Member] Year	Dec. 31, 2010 PBM agreement with WellPoint [Member] Year	Jul. 22, 2008 MSC [Member]	Dec. 31, 2009 PBM [Member]
Finite-Lived Intangible Assets [Line Items]
Purchase price of the acquisition										$ 251,000,000	$ 4,667,000,000
Excess of purchase price over tangible net assets allocated to intangible assets			1,585,000,000					65,000,000	1,520,000,000
Estimated useful life of the intangible assets amortized (in years)							20
Estimated useful life of intangible assets (in years)								10	15
Change in business (Textuals) [Abstract]
Completed share purchase of WellPoint subsidiaries acquisition, in percent				100.00%
Total consideration for pharmacy benefit management services					4,675,000,000
Purchase price adjustment for working capital			8,300,000
Gross proceeds resulting from public offering of senior notes						2,500,000,000
Net proceeds resulting from public offering of senior notes		2,478,300,000
Share issued in common stock offering		52.9		52.9
Net proceeds resulting from public offering of common stock		1,569,100,000		1,569,100,000
Transaction costs related to acquisition				61,100,000
Period of tax deduction for goodwill and other intangibles generated, years			15
Estimated value of Section 338(h)(10) election, Minimum			800,000,000
Estimated value of Section 338(h)(10) election, Maximum			1,200,000,000
Tax benefit realized period			15
Period of contract with WellPoint, years			10
Current assets are primarily comprised of pharmaceutical manufacturer rebate receivables			943,800,000
Liabilities assumed are primarily comprised of rebates payable to clients			573,700,000
Excess of purchase price over tangible net assets and indefinite intangible net assets allocated to goodwill			2,668,900,000
Benefits related to amendment of client contract	$ 30,000,000
Amortization period to record greater portion of expense			First 5 years